Financial instruments and risk management - Schedule of effectiveness and impacts of hedging relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	$ (22,824)
Net financial assets (liabilities) at the end of the year	(23,672)	$ (22,824)
Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency debt)	27
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Consolidated comprehensive income, cash flow hedges	13	297	$ 163
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency debt)	(152)	(65)	319
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency risk)	266	16	(57)
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at beginning end of the year	469	335
Instruments in fair value hedge relationship at the beginning of the year	(7)	(7)
Fair value hedge hedged item	(101)	115
Income statement, Instruments in fair value hedge relationship	(1)	2
Gains (losses) on hedged item attributable to hedged risk, fair value hedges recognised in OCI		19
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(2)
Fair value hedge hedged item at the end of the year	368	469	335
Instruments in fair value hedge relationship at the end of the year	(8)	(7)	(7)
Derivatives | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	0	(1)
Income statement, net investment hedge	22	0
Consolidated comprehensive income, net investment hedge	(66)	1
Other movements	411	0
Net financial assets (liabilities) at the end of the year	367	0	(1)
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	438	444
Derivatives in cash flow hedge (foreign currency debt)	(152)	(65)
Consolidated comprehensive income, cash flow hedges	94	90
Other movements	(412)	(31)
Net financial assets (liabilities) at the end of the year	(32)	438	444
Derivatives | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	232	(93)
Derivatives in cash flow hedge (foreign currency risk)	203	(20)
Consolidated comprehensive income, cash flow hedges	(205)	325
Other movements	(203)	20
Net financial assets (liabilities) at the end of the year	27	232	(93)
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(32)	60
Derivatives in cash flow hedge (commodity price risk)	(9)	39	61
Consolidated comprehensive income, cash flow hedges	22	(107)
Other movements	10	(24)
Net financial assets (liabilities) at the end of the year	(9)	(32)	60
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(476)	(342)
Derivatives in fair value hedge (interest rate risk)	100	(113)
GainsLossesOnHedgingInstrumentRecognised in OCI		(21)
Net financial assets (liabilities) at the end of the year	(376)	(476)	(342)
Borrowings | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(12,584)	(10,558)
Income statement, net investment hedge	0	0
Consolidated comprehensive income, net investment hedge	(82)	499
Other movements	4,557	(2,525)
Net financial assets (liabilities) at the end of the year	$ (8,109)	$ (12,584)	$ (10,558)